PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ (78.0)	$ (20.1)	$ (25.8)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	59.1	51.8	16.2
Asset limit and minimum funding adjustment	(0.1)	2.8	(17.3)
Re-measurements (loss) gain recorded in other comprehensive income	(19.0)	34.5	(26.9)
Postretirement benefits
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	15.8	(1.4)	(1.3)
Re-measurements (loss) gain recorded in other comprehensive income	$ 15.8	$ (1.4)	$ (1.3)